Revenue and Geography Information (Details) ¥ in Thousands, $ in Thousands	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)
Revenue and Geography Information [Line Items]
Other non-current assets	¥ 153	$ 22
Intangible assets	700		1,800
Other Noncurrent Assets [Member]
Revenue and Geography Information [Line Items]
Other non-current assets	¥ 200